Sales - Other assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Other assets in the opening balance	€ 1,179	€ 1,068	€ 753
Business related variations	49	24	304
Changes in the scope of consolidation	(6)	98	12
Translation adjustment	(13)	(16)	4
Reclassifications and other items	2	5	(5)
Reclassification to assets held for sale	0	0	0
Other assets in the closing balance	€ 1,211	€ 1,179	€ 1,068